Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,653,760	$ 1,624,817
Capital to Risk Weighted Assets	27.29%	24.68%
Capital Required for Capital Adequacy	484,822	526,765
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	606,028	658,456
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	1,577,280	1,543,438
Tier One Risk Based Capital to Risk Weighted Assets	26.03%	23.44%
Tier One Leverage Capital Required to be Well Capitalized	363,617	395,074
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Core Capital	1,577,280	1,543,438
Core Capital to Adjusted Tangible Assets	12.92%	11.82%
Core Capital Required to be Well Capitalized	610,556	652,672
Core Capital Required to be Well Capitalized to Adjusted Tangible Assets	5.00%	5.00%
Core Capital to Total Assets	12.92%	11.82%
Core Capital Required for Capital Adequacy	366,334	391,603
Core Capital Required for Capital Adequacy to Total Assets	3.00%	3.00%
Tangible Capital	1,577,280	1,543,438
Tangible Capital to Tangible Assets	12.92%	11.82%
Tangible Capital Required for Capital Adequacy	$ 183,167	$ 195,802
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%